SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Common stock subject to possible redemption (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Proceeds from issuance initial public offering			$ 115,000,000
Shares Redeemed	$ (93,010,772)
Accretion of carrying value to redemption value	1,792,959	$ 1,084,374	3,350,220
Common stock subject to possible redemption	$ 26,591,561	117,809,374	116,725,000
Common stock subject to possible redemption
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Proceeds from issuance initial public offering			115,000,000
Common stock issuance costs			(1,625,220)
Accretion of carrying value to redemption value		1,084,374	3,350,220
Common stock subject to possible redemption		$ 117,809,374	$ 116,725,000